Stock Incentive Plans (Details)					6 Months Ended
	Mar. 02, 2026 $ / shares shares	Aug. 15, 2025 $ / shares shares	Feb. 01, 2025 $ / shares shares	Mar. 01, 2022 $ / shares shares	Jun. 30, 2026 $ / shares shares
Stock Incentive Plans [Line Items]
Options issued	197,000	641,014	1,047,900	793,750
Options exercisable shares	285,300	1,278,614	231,250	687,500	197,000
Options exercisable price per shares | $ / shares	$ 12.5	$ 7	$ 0.8	$ 0.37	$ 26.25
Date of grant period					10 years
Exchange ratio					0.02435
Granted shares					479,693
Restricted Stock Units (RSUs) [Member] | Executive Officers [Member]
Stock Incentive Plans [Line Items]
Shares approved					410,174
Restricted Stock Units (RSUs) [Member] | Director [Member]
Stock Incentive Plans [Line Items]
Granted shares					64,610
Options [Member]
Stock Incentive Plans [Line Items]
Date of grant period					4 years
Options [Member] | Class A Ordinary Shares [Member]
Stock Incentive Plans [Line Items]
Exchange ratio					0.02435